Finance costs	12 Months Ended
Dec. 31, 2019
Finance costs
Finance costs

17    Finance costs

	2019	2018
	$	$

CIBC loan (note 11)	1,240,911	517,409
Change in fair value of contingent consideration (note 12)	(968,883)	(325,253)
Change in fair value of derivative financial instrument (note 11)	156,566	(96,619)
Lease liability interest expense (note 13)	132,467	—
Knight Loan (note 11)	—	465,903
Provisions (note 10)	—	5,115
Royalty interest recovery (notes 11 and 12)	(3,450)	(63,322)
HTX and FedDev loans (note 11)	—	108,853
Foreign exchange loss	153,977	214,226
	711,588	826,312